Prospectus Supplement dated Dec. 9, 2016
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CA (5/16) May 1, 2016	S-6595 CA (5/16) May 1, 2016
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CA (5/16) May 1, 2016	S-6517 CA (5/16) May 1, 2016
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CA (5/16) May 1, 2016	140464 CA (5/16) May 1, 2016
4.	RiverSource ® Group Contract I	S-6611 CA (5/16) May 1, 2016
5.	RiverSource ® Group Contract II	S-6612 CA (5/16) May 1, 2016
6.	RiverSource Retirement Advisor Variable Annuity®	S-6467 CA (5/16) May 1, 2016	S-6471 R (4/13) April 29, 2013
7.	RiverSource Retirement Advisor Variable Annuity® - Band 3	S-6477 N (5/09) May 1, 2009
8.	RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09) May 1, 2009
9.	RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CA (5/16) May 1, 2016	S-6410 N (4/13) April 29, 2013
10.	RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CA (5/16) May 1, 2016	S-6362 CA (5/16) May 1, 2016
11.	RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CA (5/16) May 1, 2016	S-6504 CA (5/16) May 1, 2016
12.	RiverSource ® Guaranteed Term Annuity	S-6401 CA (5/16) May 1, 2016
13.	RiverSource ® Builder Select Variable Annuity	45303 CA (5/16) May 1, 2016
14.	RiverSource ® FlexChoice Select Variable Annuity	45307 CA (5/16) May 1, 2016	274320 J (4/13) April 29, 2013

Prospectus Supplement dated Dec. 9, 2016
	Product Name	Prospectus Form #/Date
		National	New York
15.	RiverSource ® Innovations Select Variable Annuity	45304 CA (5/16) May 1, 2016	45313 P (4/13) April 29, 2013
16.	RiverSource ® Signature One Select Variable Annuity	45301 CA (5/16) May 1, 2016
17.	RiverSource ® Signature Select Variable Annuity	45300 CA (5/16) May 1, 2016
18.	Privileged Assets® Select Annuity	30325 P (1/07) Jan. 2, 2007	S-6102 N (1/07) Jan. 2, 2007
19.	RiverSource ® Variable Retirement and Combination Retirement Annuities	S-6154 CA (5/16) May 1, 2016	S-6174 T (5/02) May 1, 2002
20.	RiverSource ® Employee Benefit Annuity	S-6157 AG (5/14) May 1, 2014	S-6177 T (5/02) May 1, 2002
21.	RiverSource ® Flexible Annuity	S-6155 CA (5/16) May 1, 2016	S-6175 AF (4/13) April 29, 2013
22.	RiverSource ® Flexible Portfolio Annuity	S-6161 CA (5/16) May 1, 2016	S-6163 V (4/11) April 29, 2011
23.	RiverSource ® AccessChoice Select Variable Annuity	273416 CA (5/16) May 1, 2016
24.	RiverSource ® Endeavor Select Variable Annuity	273417 CA (5/16) May 1, 2016	273480 R (4/13) April 29, 2013
25.	RiverSource ® New Solutions Variable Annuity	45272 CA (5/16) May 1, 2016
26.	RiverSource ® Innovations Variable Annuity	45273 CA (5/16) May 1, 2016	45282 J (5/08) May 1, 2008
27.	RiverSource ® Innovations Classic Variable Annuity	45281 CA (5/16) May 1, 2016
28.	RiverSource ® Innovations Classic Select Variable Annuity	45312 CA (5/16) May 1, 2016
29.	RiverSource ® FlexChoice Variable Annuity	45271 CA (5/16) May 1, 2016
30.	RiverSource ® Signature Variable Annuity	43444 CA (5/16) May 1, 2016
31.	RiverSource ® Signature One Variable Annuity	240192 CA (5/16) May 1, 2016
32.	RiverSource ® Pinnacle Variable Annuity	44179 CA(5/16) May 1, 2016
33.	RiverSource ® Galaxy Premier Variable Annuity	45211 CA(5/16) May 1, 2016
34.	RiverSource ® Personal Portfolio Plus2 / Personal Portfolio Plus/Personal Portfolio Variable Annuity	37301 U (1/07) Jan. 2, 2007
35.	RiverSource ® Personal Portfolio Plus2 /Personal Portfolio Variable Annuity		45066 N (1/07) Jan. 2, 2007
36.	RiverSource ® Preferred Variable Annuity	40001 M (1/07) Jan. 2, 2007
37.	RiverSource ® Platinum Variable Annuity	43415 K (1/07) Jan. 2, 2007
38.	RiverSource ® Symphony Annuity	S-6402 P (5/00) May 1, 2000	S-6226 L (5/00) May 1, 2000

Prospectus Supplement dated Dec. 9, 2016
	Product Name	Prospectus Form #/Date
		National	New York
39.	Evergreen Essential Variable Annuity	45276 CA (5/16) May 1, 2016
40.	Evergreen New Solutions Variable Annuity	45272 CA (5/16) May 1, 2016
41.	Evergreen New Solutions Select Variable Annuity	45308 CA (5/16) May 1, 2016
42.	Evergreen Privilege Variable Annuity	45277 CA (5/16) May 1, 2016
43.	Evergreen Pathways Variable Annuity	45275 CA (5/16) May 1, 2016
44.	Evergreen Pathways Select Variable Annuity	45309 CA (5/16) May 1, 2016
45.	Wells Fargo Advantage Variable Annuity	44223 CA (5/16) May 1, 2016
46.	Wells Fargo Advantage Builder Variable Annuity	44224 CA (5/16) May 1, 2016
47.	Wells Fargo Advantage Choice Variable Annuity	45270 CA (5/16) May 1, 2016
48.	Wells Fargo Advantage Choice Select Variable Annuity	45305 CA (5/16) May 1, 2016
49.	Wells Fargo Advantage Select Variable Annuity	45302 CA (5/16) May 1, 2016
This supplement describes changes to variable annuity contracts (the “Contracts”) listed above. Please retain this supplement with your prospectus for future reference.
For product 1-5 and 13-18 in the table on page 1 of this supplement, the following paragraph has been added to the “Annuitization Start Date” section in your prospectus:
If you are a Minnesota resident or your contract is issued in Minnesota, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new annuitization start date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
For New York contracts:
If your contract is issued in New York, but you are a current Minnesota resident, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new annuitization start date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
For product 6-12 in the table on page 1 of this supplement, the following paragraph has been added to the “Settlement Date” section in your prospectus:
If you are a Minnesota resident or your contract is issued in Minnesota, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new settlement date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
For New York contracts:

If your contract is issued in New York, but you are a current Minnesota resident, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new settlement date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
For product 19-49 in the table on pages 1 and 2 of this supplement, the following paragraph has been added to the “Retirement Date” section in your prospectus:
If you are a Minnesota resident or your contract is issued in Minnesota, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new retirement date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
For New York contracts:
If your contract is issued in New York, but you are a current Minnesota resident, and you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity at age 70 and ½, we will annuitize your contract to meet this requirement.  However, we will contact you before we annuitize your contract.  At that time, you can elect a new retirement date, or you can request annuitization or take partial surrenders to meet your required minimum distributions.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-16 A(12/16)
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